Schedule of Investments (unaudited) December 31, 2020	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 62.9%
2U Inc.(a)(b)	196,363	$7,856,484
8x8 Inc.(a)(b)	289,687	9,985,511
ACI Worldwide Inc.(a)(b)	318,134	12,225,890
Adobe Inc.(a)	1,018,270	509,257,192
Alarm.com Holdings Inc.(a)	121,768	12,596,900
Altair Engineering Inc., Class A(a)	117,822	6,854,884
Alteryx Inc., Class A(a)(b)	147,256	17,934,308
Anaplan Inc.(a)	386,607	27,777,713
ANSYS Inc.(a)(b)	233,832	85,068,082
Appfolio Inc., Class A(a)(b)	45,861	8,256,814
Aspen Technology Inc.(a)	184,511	24,032,558
Autodesk Inc.(a)	598,694	182,805,226
Avalara Inc.(a)(b)	230,069	37,936,077
Avaya Holdings Corp.(a)	204,493	3,916,041
Bill.Com Holdings Inc.(a)(b)	160,679	21,932,684
Blackbaud Inc.	135,058	7,773,938
Blackline Inc.(a)(b)	138,841	18,518,613
Bottomline Technologies DE Inc.(a)	106,844	5,634,953
Box Inc., Class A(a)	393,346	7,099,895
Cadence Design Systems Inc.(a)	759,446	103,611,218
CDK Global Inc.	331,568	17,185,169
Cerence Inc.(a)	101,977	10,246,649
Ceridian HCM Holding Inc.(a)(b)	353,811	37,702,100
Citrix Systems Inc.	335,015	43,585,452
Cloudera Inc.(a)(b)	587,984	8,178,857
Cornerstone OnDemand Inc.(a)(b)	165,462	7,286,946
Coupa Software Inc.(a)(b)	187,411	63,515,462
Datadog Inc., Class A(a)	526,572	51,835,748
Descartes Systems Group Inc. (The)(a)(b)	230,157	13,459,581
Digital Turbine Inc.(a)	203,004	11,481,906
DocuSign Inc.(a)	507,941	112,915,284
Dropbox Inc., Class A(a)(b)	800,413	17,761,164
Dynatrace Inc.(a)	499,599	21,617,649
Elastic NV(a)	165,521	24,187,584
Envestnet Inc.(a)(b)	146,995	12,096,219
Everbridge Inc.(a)(b)	95,244	14,198,023
Fair Isaac Corp.(a)	79,164	40,455,971
Five9 Inc.(a)	179,433	31,293,115
Guidewire Software Inc.(a)	228,301	29,389,188
HubSpot Inc.(a)	117,376	46,532,541
Intuit Inc.	715,379	271,736,713
j2 Global Inc.(a)	116,766	11,406,871
Jamf Holding Corp.(a)	76,247	2,281,310
Lightspeed POS Inc.(a)	176,646	12,434,112
LivePerson Inc.(a)(b)	169,479	10,546,678
Manhattan Associates Inc.(a)	173,086	18,205,185
Medallia Inc.(a)(b)	220,412	7,322,087
MicroStrategy Inc., Class A(a)(b)	19,759	7,677,359
Mimecast Ltd.(a)	158,418	9,004,479
New Relic Inc.(a)	142,881	9,344,417
Nuance Communications Inc.(a)(b)	769,563	33,930,033
Nutanix Inc., Class A(a)	517,913	16,505,887
Open Text Corp.	740,795	33,676,541
Pagerduty Inc.(a)(b)	156,265	6,516,251
Paycom Software Inc.(a)(b)	133,342	60,303,919
Paylocity Holding Corp.(a)	101,985	20,999,731
Pegasystems Inc.(b)	107,740	14,357,432
Pluralsight Inc., Class A(a)	273,786	5,738,555

Security	Shares	Value

Application Software (continued)
PROS Holdings Inc.(a)	106,510	$5,407,513
PTC Inc.(a)	285,562	34,156,071
Q2 Holdings Inc.(a)	138,002	17,461,393
RealPage Inc.(a)(b)	241,433	21,062,615
RingCentral Inc., Class A(a)	215,983	81,851,078
salesforce.com Inc.(a)	2,178,277	484,731,981
Slack Technologies Inc., Class A(a)	1,335,123	56,395,596
Smartsheet Inc., Class A(a)(b)	308,903	21,403,889
Splunk Inc.(a)	436,671	74,186,036
Sprout Social Inc., Class A(a)	75,749	3,439,762
SPS Commerce Inc.(a)(b)	96,207	10,447,118
SS&C Technologies Holdings Inc.	605,906	44,079,661
SVMK Inc.(a)	325,484	8,316,116
Synopsys Inc.(a)	415,533	107,722,775
Trade Desk Inc. (The), Class A(a)(b)	114,211	91,483,011
Tyler Technologies Inc.(a)(b)	109,732	47,900,213
Verint Systems Inc.(a)	178,191	11,970,871
Workday Inc., Class A(a)	490,087	117,429,746
Workiva Inc.(a)(b)	108,708	9,959,827
Yext Inc.(a)(b)	263,179	4,137,174
Zendesk Inc.(a)(b)	317,470	45,436,306
Zoom Video Communications Inc., Class A(a)	541,047	182,505,974

		3,759,471,875

Interactive Home Entertainment — 6.7%
Activision Blizzard Inc.	2,104,261	195,380,634
Electronic Arts Inc.(b)	789,794	113,414,418
Take-Two Interactive Software Inc.(a)	313,089	65,056,763
Zynga Inc., Class A(a)(b)	2,734,101	26,985,577

		400,837,392

Interactive Media & Services — 2.1%
Snap Inc., Class A, NVS(a)	2,487,695	124,558,889

Systems Software — 28.3%
Appian Corp., Class A(a)(b)	103,090	16,709,858
BlackBerry Ltd.(a)(b)	1,400,874	9,287,795
Cloudflare Inc., Class A(a)(b)	477,210	36,263,188
CommVault Systems Inc.(a)	128,413	7,110,228
Crowdstrike Holdings Inc., Class A(a)	512,632	108,585,710
FireEye Inc.(a)	620,515	14,309,076
Fortinet Inc.(a)	366,695	54,465,208
Microsoft Corp.	2,306,581	513,029,746
NortonLifeLock Inc.	1,609,739	33,450,376
Oracle Corp.	5,164,592	334,097,457
Palo Alto Networks Inc.(a)	259,232	92,128,460
Ping Identity Holding Corp.(a)	99,448	2,848,191
Progress Software Corp.	122,890	5,553,399
Proofpoint Inc.(a)(b)	157,233	21,448,154
Qualys Inc.(a)(b)	91,422	11,141,599
Rapid7 Inc.(a)(b)	141,244	12,734,559
SailPoint Technologies Holdings Inc.(a)(b)	247,704	13,187,761
ServiceNow Inc.(a)(b)	531,202	292,389,517
SolarWinds Corp.(a)	196,799	2,942,145
Tenable Holdings Inc.(a)	182,617	9,543,564
Teradata Corp.(a)(b)	297,804	6,691,656
Varonis Systems Inc.(a)	86,446	14,143,430
VMware Inc., Class A(a)(b)	222,268	31,175,310
Xperi Holding Corp.	288,017	6,019,555
Zscaler Inc.(a)	200,758	40,093,380

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Expanded Tech-Software Sector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Systems Software (continued)
Zuora Inc., Class A(a)(b)	272,558	$3,796,733

		1,693,146,055

Total Common Stocks — 100.0% (Cost: $5,311,177,801)		5,978,014,211

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	235,428,414	235,569,671
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	5,670,000	5,670,000

		241,239,671

Total Short -Term Investments — 4.0% (Cost: $241,061,944)		241,239,671

Total Investments in Securities — 104.0% (Cost: $5,552,239,745)		6,219,253,882

Other Assets, Less Liabilities — (4.0)%		(237,243,572)

Net Assets — 100.0%		$5,982,010,310

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$240,596,147	$—		$(5,204,375	)(a)	$(9,176)	$187,075	$235,569,671	235,428,414	$1,065,472	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,617,000	4,053,000	(a)	—		—	—	5,670,000	5,670,000	3,847		—

						$(9,176)	$187,075	$241,239,671		$1,069,319		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	3	03/19/21	$296	$1,968
S&P Select Sector Technology E-Mini Index	24	03/19/21	3,147	2,329

				$4,297

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Expanded Tech-Software Sector ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,978,014,211	$—	$—	$5,978,014,211
Money Market Funds	241,239,671	—	—	241,239,671

	$6,219,253,882	$—	$—	$6,219,253,882

Derivative financial instruments(a)
Assets
Futures Contracts	$4,297	$—	$—	$4,297

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

NVS	Non-Voting Shares

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